Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000102816
Eaton Vance Worldwide Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to delete the fees allocated to the Fund in connection with investing in Worldwide Health Sciences Portfolio (the “Portfolio”), the Fund’s former master Portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	885
5 Years	rr_ExpenseExampleYear05	1,116
10 Years	rr_ExpenseExampleYear10	1,780
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	885
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,780
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	1,923
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	565
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,923
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	562
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,112
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	562
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,112
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	985
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	250
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 985
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,563
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,563

[1]	"Management Fees" reflect a contractual advisory fee of 0.63%, a performance fee adjustment decrease of 0.15% (based on the performance fee adjustment for the most recent fiscal year) and an administrative fee of 0.15%. See page 14 of the Fund's Prospectus for more information about the calculation of the performance fee adjustment.
[2]	"Other Expenses" have been restated to delete the fees allocated to the Fund in connection with investing in Worldwide Health Sciences Portfolio (the "Portfolio"), the Fund's former master Portfolio.
[3]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class B and Class C shares, 0.90% for Class I shares and 1.40% for Class R shares. This expense reimbursement will continue through December 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.